Description of Plan - Narrative (Details) - 401 (k) Plan	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025 USD ($) hour	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Transfer of assets into plan		$ 32,374,846
Participant compensation matched, percentage		4.00%
Annual hours of service | hour		1,000
Safe harbor matching contribution vesting (percent)		100.00%
Safe harbor matching contribution vesting, years of service		2 years
Nonvested account, forfeitures		$ 203,152	$ 187,159
Forfeited nonvested account		256,346	$ 200,402
Involuntary cash-out		$ 1,000
Maximum borrowing, to total account, percentage		50.00%
Note receivable from participant, minimum borrowing term		1 year
Note receivable from participant, maximum borrowing term		5 years
Note receivable from participant, primary residence, maximum borrowing term		10 years
Basis spread on variable rate		1.00%
Prime rate		6.75%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate		4.00%
Balance eligible for rollover upon termination		$ 1,000
Maximum borrowing amount		$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate		6.00%
Balance eligible for rollover upon termination		$ 7,000
Maximum borrowing amount		$ 50,000
Maximum | Subsequent Event
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%